GuidePath® Income Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 97.38%
	Exchange Traded Funds - 97.38%
145,485	iShares Core U.S. Aggregate Bond ETF (a)	$17,194,872
62,203	Schwab U.S. TIPS ETF	3,861,562
67,302	SPDR Bloomberg Barclays High Yield Bond ETF	7,331,880
251,499	VanEck Vectors Emerging Markets High Yield Bond ETF	6,010,826
45,353	Vanguard Total Bond Market ETF	3,999,681
	Total Investment Companies (Cost $37,434,445)	38,398,821

	SHORT TERM INVESTMENTS - 1.28%
	Money Market Funds - 1.28%
505,289	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (b)	505,289
	Total Short Term Investments (Cost $505,289)	505,289

	Total Investments (Cost $37,939,734) - 98.66%	38,904,110
	Other Assets in Excess of Liabilities - 1.34%	526,555
	TOTAL NET ASSETS - 100.00%	$39,430,665

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Seven-day yield as of December 31, 2020.